INCOME TAX AND DEFERRED INCOME TAX ASSETS/LIABILITIES - Movements in income tax liabilities (Details) - ARS ($) $ in Millions	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
INCOME TAX AND DEFERRED INCOME TAX ASSETS/LIABILITIES
At the beginning of the year	$ (5,562)	$ (4,149)
Current income tax expense	(145,789)	(28,975)
Acquisitions through business combination		(1,098)
Payments	10,892	8,764
RECPAM and currency translation adjustments	30,471	1,609
Income tax withholdings and offset tax credit	69,288	21,002
At the end of the period	$ (40,700)	$ (2,847)